LONG-TERM DEBT - Bank credit facilities (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Long-term debt
Long-term debt	$ 2,561.8	$ 4,120.0	$ 2,607.1	$ 4,262.3
Fair value of related hedging derivative instruments was in an asset position	$ 333.3		$ 391.0
Assets carrying value		8,119.6		8,070.7
Bank credit facilities
Long-term debt
Long-term debt				89.3
Assets carrying value		8,114.0		8,062.9
Secured revolving credit facility
Long-term debt
Drawn credit facility		0.0		$ 89.3
Secured revolving credit facility matures in July 2023
Long-term debt
Principal amount		$ 1,500.0